Debt (Details) $ in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Dec. 19, 2025	Sep. 20, 2023 USD ($)	Mar. 31, 2026 CAD ($)	Dec. 31, 2025 CAD ($)
Debt [Line Items]
Operating facility			$ 30.0
Syndicated facility			245.0
Credit facility			275.0	$ 275.0
Secured notes issued (in Dollars)		$ 300
Interest fixed rate		12.00%
Maturity date		Oct. 01, 2028
Voluntarily redeemed percentage	106.00%
Unsecured credit facility			55.0
Letter of Credit Facility [Member]
Debt [Line Items]
Letters of credit outstanding			$ 54.0	$ 54.0